Financial Instruments / Risk Management - Schedule of Net Debt of Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	SFr (114,272)	SFr (54,811)
Cashflows	(1,826)	(55,948)
Interest calculated on Series B & C shares	(6,343)	(4,996)
Transaction costs	54	834
Oculis SA office lease addition/remeasurement		(28)
Interests on lease liabilities	(45)	(49)	SFr (50)
Indexation for the period	(70)	(26)
FX revaluation	(580)	753
Net debt ending balance	(123,082)	(114,272)	(54,811)
Leasing
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	(770)	(833)
Cashflows	204	147
Oculis SA office lease addition/remeasurement		(28)
Interests on lease liabilities	(45)	(49)
Indexation for the period	(70)	(26)
FX revaluation	48	18
Net debt ending balance	(633)	(770)	(833)
Preference Shares
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	(113,502)	(53,978)
Cashflows	(2,030)	(56,096)
Interest calculated on Series B & C shares	(6,343)	(4,996)
Transaction costs	54	834
FX revaluation	(628)	735
Net debt ending balance	SFr (122,449)	SFr (113,502)	SFr (53,978)